SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands					1 Months Ended												6 Months Ended		12 Months Ended
	Jun. 22, 2023 $ / shares	Apr. 25, 2023 shares	Mar. 07, 2023 USD ($) $ / shares shares	Mar. 07, 2023 AUD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	May 31, 2023 USD ($) shares	Jan. 31, 2023 shares	Aug. 31, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares $ / shares	May 31, 2022 USD ($) shares $ / shares	Oct. 31, 2021 USD ($)	Aug. 31, 2021 shares $ / shares	Jul. 31, 2021 USD ($) shares $ / shares	May 31, 2021 USD ($) shares	Aug. 31, 2018 shares $ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) $ / shares $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2023 € / shares	Dec. 31, 2022 € / shares	Jul. 26, 2022 $ / shares shares	Jul. 01, 2022 shares	Oct. 31, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Market price | (per share)																			$ 0.0001	$ 0.0001					€ 1	€ 1
Net proceeds | $																	$ 2,580
Shares issued					13,333,333		864,000										13,333,333
Proceeds from exercise of warrants | $																	$ 923
Vesting period description																	vesting period up to 4 years from the grant date, contractual life of the options under the plan is 5 years.
Fair value | $					$ 185												$ 185
Risk free interest rate, share options granted							3.42%
Expected volatility, share options granted							81.92%
Expected dividend as percentage, share options granted							0.00%
Explanation of fact that shares have par value																	The fully paid ordinary shares have a par value per share of $0.0001 (before the reverse split) and par value per share of $0.0022 (post reverse split) and the Company does not have a limited amount of authorised capital.
Warrants acceleration amount | $			$ 186
Exercise of warrants			32,211,716	32,211,716
Number of shares on cashless basis			24,568,773	24,568,773
Share price | $ / shares																											$ 10.3624
Number of shares authorized																			500,000,000	500,000,000								500,000,000
Related share based expenses | $																	$ 168
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Related share based expenses | $																	$ 1,738
Twenty Twenty Two Incentive Equity Plan [Member]
IfrsStatementLineItems [Line Items]
Number of issued and outstanding ordinary shares percentage		15.00%
Number of shares authorized		5,082,417
Warrant A [Member]
IfrsStatementLineItems [Line Items]
Shares issued warrants					15,333,332												15,333,332
Warrant B [Member]
IfrsStatementLineItems [Line Items]
Shares issued warrants					15,333,332												15,333,332
Exercise price | $ / shares	$ 0.0602
Risk free interest rate, share options granted	4.13%
Expected volatility, share options granted	70.39%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Market price | $ / shares					$ 0.0001												$ 0.0001		$ 0.0001	$ 0.0001							$ 10.00
Shares issued			1																								1
Number of shares authorized					800,000,000,000												800,000,000,000		500,000,000	500,000,000
Ordinary Shares One [Member]
IfrsStatementLineItems [Line Items]
Shares issued			303,053
Proceeds from issuance of stock | $			$ 3,110
Ordinary Shares Two [Member]
IfrsStatementLineItems [Line Items]
Market price | $ / shares			$ 5
Shares issued			872,418
Exercise price | $ / shares			$ 11.5
Principal amount | $			$ 1,350
Redeemable warrants | $			$ 200,000
Warrants term			5 years	5 years
Security Matters P T Y Ltd [Member]
IfrsStatementLineItems [Line Items]
Shares issued			18,673,253
Share price | $ / shares			$ 10.3624
Security Matters P T Y Ltd [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued			193,500,379
Lionheart I I I Corp [Member]
IfrsStatementLineItems [Line Items]
Market price | $ / shares			$ 0.0204
Shares issued			3,525,000
Exercise price | $ / shares			$ 11.5
Lionheart I I I Corp [Member] | Private Warrants [Member]
IfrsStatementLineItems [Line Items]
Shares issued			2,200,000
Lionheart I I I Corp [Member] | Public Warrants [Member]
IfrsStatementLineItems [Line Items]
Shares issued			6,250,000
Twenty Twenty Two Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Shares issued			1,000,000
Convertiable notes | $				$ 828,240
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																	$ 1.04
Bottom of range [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																	1
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																	4.0
Top of range [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares																	$ 1.09
Yorkville [Member]
IfrsStatementLineItems [Line Items]
Net proceeds | $					$ 450	$ 450
Shares issued					675,168	675,168											675,168
Employees Directors And Service Providers [Member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Options granted																	4,334,000
Employees And Service Providers [Member]
IfrsStatementLineItems [Line Items]
Options granted																	790,408
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Market price | $ / shares																			$ 0	$ 0
Net proceeds | $								$ 254
Payments for share issue costs | $								$ 22				$ 115
Shares issued								2,000,000							15,270,249						1,774,744	1,774,744							8,938,666
Proceeds from issuing shares | $												$ 1,890			$ 4,034				$ 182		$ 5,892		$ 6,857
Shares issued warrants																					1,774,744	1,774,744							4,469,333
Warrants exercise price | $ / shares																													$ 0.4
Warrants expiration date												March 2022
Converted shares description												Upon exercise the holder would receive one ordinary share and another unlisted warrant that bears an exercise price of AUD 0.7, converted to one ordinary share and expired on January 20, 2023
Proceeds from exercise of warrants | $																					$ 395
Options granted									200,000	200,000	250,000			1,100,000
Exercise price | $ / shares										$ 0.4	$ 0.11		$ 0.7	$ 0.351
Vesting period description									25% on the first anniversary of the Vesting Commencement Date and additional 6.25% at the end of each three months of continuous services thereafter. However, if Company or a parent thereof commences trading on NASDAQ, all options shall become fully vested				the Company raises an aggregated amount of at least 10 million in one raise (including by way of a merger with a company with such amount in its treasury) 80% of the options will become vested. If an amount of 20 million or more is raised in one raise all options will become vested.	(1) Company raised an aggregated amount of at least 20 million (including by way of a merger with a company with such amount in its treasury) (2) 25% of the options shall vest after one year and thereafter 6.25% at the end of every three months (3) the employees must continue to provide services to Company					vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years		vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years		vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years
Fair value | $								$ 98	$ 10	$ 5	$ 19			$ 214				$ 5	$ 154	$ 154	$ 622	$ 622	$ 533	$ 533
Expenses of options | $																			$ 152
Date of grant of share-based payment arrangement									July 2027	June 2027	May 26, 2027		December 6, 2026	July – September 2026
Number of shares authorized																			167,854,581	167,854,581	165,532,264	165,532,264
Security Matters Limited [Member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Term warrants																					5 years
Expected dividend as percentage, share options granted																					0.00%
Security Matters Limited [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares										$ 0.7										$ 0.03		$ 0.35		$ 0.20
Security Matters Limited [Member] | Bottom of range [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted																					0.11%
Expected volatility, share options granted																					64.00%
Security Matters Limited [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares										$ 0.8										$ 0.14		$ 0.70		$ 0.70
Security Matters Limited [Member] | Top of range [member] | Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted																					3.55%
Expected volatility, share options granted																					118.00%
Security Matters Limited [Member] | Employees [member]
IfrsStatementLineItems [Line Items]
Options granted																			600,000		250,000		1,055,000
Security Matters Limited [Member] | Consultants [member]
IfrsStatementLineItems [Line Items]
Options granted																			1,600,000		5,400,000		750,000
Security Matters Limited [Member] | Board members [member]
IfrsStatementLineItems [Line Items]
Options granted																			322,317		257,562		2,500,000
Fair value | $																			$ 54	$ 54	$ 53	$ 53
Security Matters Limited [Member] | Two Executive Director [Member]
IfrsStatementLineItems [Line Items]
Options granted																10,000,000
Exercise price | $ / shares																$ 0.2
Date of grant of share-based payment arrangement																These milestones are reviewed by the Board of Directors and need to be achieved in 4 years since the date it was granted. If the milestones are not reached in 4 years, the options will expire
Security Matters Limited [Member] | Executive director [member]
IfrsStatementLineItems [Line Items]
Options granted													167,000
Security Matters Limited [Member] | Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Options granted													500,000